Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Cumulative effect due to adoption of new accounting standard	AerCap Holdings N.V. shareholders’ equity	AerCap Holdings N.V. shareholders’ equity Cumulative effect due to adoption of new accounting standard	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated retained earnings	Accumulated retained earnings Cumulative effect due to adoption of new accounting standard	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2017					167,847,345
Beginning balance at Dec. 31, 2017	$ 8,638,814	$ 1,241	$ 8,579,710	$ 1,241	$ 2,058	$ 3,714,563	$ (731,442)	$ 14,274	$ 5,580,257	$ 1,241	$ 59,104
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(8,403)								0		(8,403)
Repurchase of shares	(726,640)		(726,640)				(726,640)
Share cancellation (in shares)					(16,000,000)
Share cancellation	0				$ (192)	(800,544)	800,736
Share-based compensation	95,176		95,176			95,176
Ordinary shares issued, net of tax withholdings	(120,973)		(120,973)			(296,778)	181,261		(5,456)
Total comprehensive income (loss)	1,001,399		999,534					(16,098)	1,015,632		1,865
Ending balance (in shares) at Dec. 31, 2018					151,847,345
Ending balance at Dec. 31, 2018	8,880,614		8,828,048		$ 1,866	2,712,417	(476,085)	(1,824)	6,591,674		52,566
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(6,341)								0		(6,341)
Repurchase of shares	(607,343)		(607,343)				(607,343)
Share cancellation (in shares)					(10,000,000)
Share cancellation	0				$ (112)	(503,005)	503,117
Share-based compensation	69,410		69,410			69,410
Ordinary shares issued, net of tax withholdings	(29,149)		(29,149)			(69,360)	42,970		(2,759)
Total comprehensive income (loss)	1,075,014		1,053,931					(91,763)	1,145,694		21,083
Ending balance (in shares) at Dec. 31, 2019					141,847,345
Ending balance at Dec. 31, 2019	9,382,205	$ (25,778)	9,314,897	$ (25,778)	$ 1,754	2,209,462	(537,341)	(93,587)	7,734,609	$ (25,778)	67,308
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(2,935)								0		(2,935)
Repurchase of shares	$ (117,302)		(117,302)				(117,302)
Share cancellation (in shares)	(3,000,000)				(3,000,000)
Share cancellation	$ 0				$ (33)	(149,203)	149,236
Share-based compensation	69,187		69,187			69,187
Ordinary shares issued, net of tax withholdings	(16,470)		(16,470)			(51,321)	45,413		(10,562)
Total comprehensive income (loss)	(356,421)		(360,064)					(61,498)	(298,566)		3,643
Ending balance (in shares) at Dec. 31, 2020					138,847,345
Ending balance at Dec. 31, 2020	$ 8,932,486		$ 8,864,470		$ 1,721	$ 2,078,125	$ (459,994)	$ (155,085)	$ 7,399,703		$ 68,016